Fixed assets, net (Details) $ in Thousands			6 Months Ended	12 Months Ended
	Jan. 08, 2016 USD ($)	Dec. 23, 2015 USD ($)	Jun. 30, 2016 USD ($) $ / T	Dec. 31, 2015 USD ($) item
Fixed assets, net
Vessels held for sale				$ 6,264
Loss on sale of vessels			$ 36
Vessels
Fixed assets, net
Impairment loss of vessels held and used				$ 39,000
Number of vessels on which impairment loss is recorded | item				12
Residual value of the fleet			$ 379,600	$ 386,400
Average life of scrap considered to calculate residual value of vessel, one			10 years
Average life of scrap considered to calculate residual value of vessel, two			5 years
Scrap value per ton (in dollars per ton) | $ / T			300
Federal, Sold in 2016
Fixed assets, net
Gross sale consideration		$ 7,200
Amount received from sale of vessel	$ 5,800			1,400
Vessels held for sale				6,300
Impairment loss				$ 2,100
Loss on sale of vessels	$ 36